Schedule of Investments (unaudited) August 31, 2020	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Lockheed Martin Corp.	3,012	$1,175,463
Northrop Grumman Corp.	7,429	2,545,250
Teledyne Technologies, Inc.(a)	3,712	1,164,120

		4,884,833

Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	3,528	346,802

Auto Components — 0.0%
Aptiv PLC	1,756	151,227

Automobiles — 2.3%
Tesla, Inc.(a)	44,250	22,050,660

Banks — 0.0%
Cullen/Frost Bankers, Inc.	3,173	220,397

Beverages — 1.2%
Brown-Forman Corp., Class B	9,143	668,993
PepsiCo, Inc.	77,650	10,875,659

		11,544,652

Biotechnology — 4.1%
AbbVie, Inc.	136,015	13,026,157
Amgen, Inc.	33,103	8,385,652
Biogen, Inc.(a)	6,789	1,952,788
Gilead Sciences, Inc.	115,183	7,688,465
Moderna, Inc.(a)	15,177	984,835
Regeneron Pharmaceuticals, Inc.(a)	5,253	3,256,492
Vertex Pharmaceuticals, Inc.(a)	16,124	4,500,531

		39,794,920

Building Products — 0.5%
Allegion PLC	44,465	4,597,236
Lennox International, Inc.	370	103,722
Trex Co., Inc.(a)	1,547	231,261

		4,932,219

Capital Markets — 2.2%
Cboe Global Markets, Inc.	1,302	119,511
Charles Schwab Corp.	21,833	775,726
FactSet Research Systems, Inc.	9,019	3,160,258
Intercontinental Exchange, Inc.	21,092	2,240,603
MarketAxess Holdings, Inc.	1,809	879,065
Moody’s Corp.	15,454	4,553,367
MSCI, Inc.	460	171,704
S&P Global, Inc.	24,816	9,093,079

		20,993,313

Chemicals — 1.0%
Cabot Corp.	1	37
Ecolab, Inc.	33,127	6,528,669
PPG Industries, Inc.	3,202	385,521
Sherwin-Williams Co.	4,477	3,004,291

		9,918,518

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,386	461,871
Copart, Inc.(a)	15,013	1,551,143

		2,013,014

Communications Equipment — 1.0%
Cisco Systems, Inc.	229,360	9,683,579

Construction & Engineering — 0.1%
EMCOR Group, Inc.	15,220	1,141,652

Security	Shares	Value

Distributors — 0.3%
Genuine Parts Co.	1,455	$137,410
Pool Corp.	7,711	2,527,974

		2,665,384

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(a)	5,959	792,607
Chegg, Inc.(a)	19,315	1,424,288
H&R Block, Inc.	33,629	487,620

		2,704,515

Electric Utilities — 0.1%
NextEra Energy, Inc.	4,917	1,372,679

Electrical Equipment — 0.2%
Generac Holdings, Inc.(a)	4,990	948,000
Hubbell, Inc.	8,963	1,298,918

		2,246,918

Electronic Equipment, Instruments & Components — 1.3%
Avnet, Inc.	14,998	412,595
Cognex Corp.	55,987	3,873,740
Coherent, Inc.(a)	1,360	153,218
Dolby Laboratories, Inc., Class A	23,738	1,658,099
Keysight Technologies, Inc.(a)	1,303	128,372
National Instruments Corp.	58,955	2,115,895
Trimble, Inc.(a)	4,716	247,165
Zebra Technologies Corp., Class A(a)	13,071	3,745,234

		12,334,318

Entertainment — 2.2%
Activision Blizzard, Inc.	55,384	4,625,672
Netflix, Inc.(a)	29,557	15,652,205
Roku, Inc.(a)	6,763	1,173,245

		21,451,122

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	28,687	7,147,366
Equinix, Inc.	859	678,421
Prologis, Inc.	51,452	5,240,901
SBA Communications Corp.	3,914	1,197,958

		14,264,646

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	33,583	11,675,466

Food Products — 1.2%
General Mills, Inc.	62,171	3,975,836
Hershey Co.	17,114	2,543,825
Hormel Foods Corp.	2,487	126,787
McCormick & Co., Inc.	24,180	4,985,916

		11,632,364

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	28,239	3,091,323
DexCom, Inc.(a)	11,244	4,783,310
Edwards Lifesciences Corp.(a)	101,676	8,727,868
IDEXX Laboratories, Inc.(a)	16,193	6,332,435
Quidel Corp.(a)	2,013	354,207
ResMed, Inc.	3,819	690,399
Stryker Corp.	8,776	1,739,052
West Pharmaceutical Services, Inc.	6,311	1,792,072

		27,510,666

Health Care Providers & Services — 1.6%
1Life Healthcare, Inc.(a)	24,526	715,424
Anthem, Inc.	9,573	2,694,991
McKesson Corp.	14,486	2,222,732

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	7,518	$836,302
UnitedHealth Group, Inc.	27,615	8,631,068

		15,100,517

Health Care Technology — 1.1%
Teladoc Health, Inc.(a)(b)	17,507	3,776,085
Veeva Systems, Inc., Class A(a)	25,202	7,113,768

		10,889,853

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc.(a)	4,277	195,887
Chipotle Mexican Grill, Inc.(a)	1,667	2,184,237
Domino’s Pizza, Inc.	1,668	682,145

		3,062,269

Household Products — 1.8%
Church & Dwight Co., Inc.	14,777	1,416,080
Clorox Co.	55,319	12,363,796
Colgate-Palmolive Co.	51,779	4,104,004

		17,883,880

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	4,597	601,977
Roper Technologies, Inc.	4,854	2,073,580

		2,675,557

Insurance — 0.1%
Marsh & McLennan Cos., Inc.	4,137	475,383

Interactive Media & Services — 8.0%
Alphabet, Inc., Class A(a)	14,815	24,141,487
Alphabet, Inc., Class C(a)	12,460	20,361,883
Facebook, Inc., Class A(a)	99,937	29,301,528
Twitter, Inc.(a)	91,717	3,721,876

		77,526,774

Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc.(a)	19,852	68,508,458
eBay, Inc.	11,055	605,593
Etsy, Inc.(a)	45,296	5,421,931
Grubhub, Inc.(a)	484	35,017
Wayfair, Inc., Class A(a)	8,733	2,589,859

		77,160,858

IT Services — 8.2%
Accenture PLC, Class A	25,502	6,118,695
Automatic Data Processing, Inc.	16,446	2,287,474
EPAM Systems, Inc.(a)	378	123,644
Fiserv, Inc.(a)	32,374	3,223,803
GoDaddy, Inc., Class A(a)	26,736	2,237,268
Mastercard, Inc., Class A	41,950	15,026,071
PayPal Holdings, Inc.(a)	120,984	24,697,674
Twilio, Inc., Class A(a)	3,315	894,254
Visa, Inc., Class A	119,072	25,242,073

		79,850,956

Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.(a)	3,853	160,323
Agilent Technologies, Inc.	31,619	3,175,180
Thermo Fisher Scientific, Inc.	4,928	2,114,014
Waters Corp.(a)	785	169,764

		5,619,281

Machinery — 0.6%
Cummins, Inc.	688	142,588
Deere & Co.	11,178	2,348,051
Xylem, Inc.	37,200	2,982,696

		5,473,335

Security	Shares	Value

Media — 0.5%
Charter Communications, Inc., Class A(a)	2,798	$1,722,477
Sirius XM Holdings, Inc.	541,775	3,180,219

		4,902,696

Multi-Utilities — 0.1%
CMS Energy Corp.	8,842	534,853

Pharmaceuticals — 2.5%
Eli Lilly & Co.	25,242	3,745,660
Johnson & Johnson	19,409	2,977,535
Merck & Co., Inc.	122,483	10,444,126
Zoetis, Inc.	45,793	7,331,459

		24,498,780

Professional Services — 0.1%
Robert Half International, Inc.	22,810	1,213,492

Road & Rail — 0.4%
Landstar System, Inc.	3,218	428,284
Old Dominion Freight Line, Inc.	16,263	3,288,053

		3,716,337

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(a)	67,107	6,094,658
Analog Devices, Inc.	6,457	754,694
Applied Materials, Inc.	153,437	9,451,719
Cabot Microelectronics Corp.	1	152
Cirrus Logic, Inc.(a)	21,482	1,301,594
Intel Corp.	84,051	4,282,399
Lam Research Corp.	4,120	1,385,721
Monolithic Power Systems, Inc.	7,199	1,923,069
NVIDIA Corp.	54,096	28,940,278
Texas Instruments, Inc.	27,989	3,978,636

		58,112,920

Software — 17.9%
Adobe, Inc.(a)	40,600	20,843,634
Atlassian Corp. PLC, Class A(a)	11,375	2,181,270
Autodesk, Inc.(a)	10,020	2,461,914
Cadence Design Systems, Inc.(a)	89,363	9,911,250
Cloudflare, Inc., Class A(a)	18,137	693,922
Dropbox, Inc., Class A(a)	17,135	362,748
Fortinet, Inc.(a)	2,340	308,892
FreedomPay, Inc.(a)(c)	43,051	—
HubSpot, Inc.(a)(b)	7,165	2,147,207
Intuit, Inc.	46,185	15,951,837
Microsoft Corp.	324,917	73,278,531
New Relic, Inc.(a)	8,671	532,660
RingCentral, Inc., Class A(a)	12,655	3,679,694
salesforce.com, Inc.(a)	59,655	16,264,936
ServiceNow, Inc.(a)	32,659	15,742,291
Slack Technologies, Inc., Class A(a)	15,495	508,856
VMware, Inc., Class A(a)	16,723	2,415,470
Workday, Inc., Class A(a)	8,806	2,110,886
Zendesk, Inc.(a)	10,446	1,006,785
Zoom Video Communications, Inc., Class A(a)	7,701	2,503,595

		172,906,378

Specialty Retail — 2.9%
Home Depot, Inc.	56,078	15,984,473
Lowe’s Cos., Inc.	67,390	11,098,459
TJX Cos., Inc.	9,823	538,202
Tractor Supply Co.	997	148,384

		27,769,518

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 10.0%
Apple Inc.	730,932	$94,319,465
NetApp, Inc.	57,421	2,721,181

		97,040,646

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(a)	23,995	9,014,202
NIKE, Inc., Class B	23,842	2,667,681

		11,681,883

Trading Companies & Distributors — 0.5%
Fastenal Co.	11,668	570,098
SiteOne Landscape Supply, Inc.(a)	1,091	136,430
WW Grainger, Inc.	10,197	3,726,290

		4,432,818

Wireless Telecommunication Services — 0.0%
United States Cellular Corp.(a)	9,361	340,553

Total Common Stocks — 96.9% (Cost: $581,570,100)		938,403,401

Rights

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)	36,866	98,801

Total Rights — 0.0% (Cost: $84,792)		98,801

Total Long-Term Investments — 96.9% (Cost: $581,654,892)		938,502,202

Security	Shares	Value

Short-Term Securities(d)(e)

Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	27,906,691	$27,906,691
SL Liquidity Series, LLC, Money Market Series, 0.31%(f)	3,423,383	3,425,095

Total Short-Term Securities — 3.2% (Cost: $31,331,908)		31,331,786

Total Investments — 100.1% (Cost: $612,986,800)		969,833,988

Liabilities in Excess of Other Assets — (0.1)%		(1,221,280)

Net Assets — 100.0%		$968,612,708

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$24,850,774	$3,055,917	(a)	$—	$—	$—	$27,906,691	27,906,691	$5,393		$—
SL Liquidity Series, LLC, Money Market Series	2,793,823	634,304	(a)	—	(1,756)	(1,276)	3,425,095	3,423,383	9,285	(b)	—

					$(1,756)	$(1,276)	$31,331,786		$14,678		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Large Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	178	09/18/20	$31,140	$2,575,661

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$938,403,401	$—	$—	$938,403,401
Rights	98,801	—	—	98,801
Short-Term Securities
Money Market Funds	27,906,691	—	—	27,906,691

	$966,408,893	$—	$—	966,408,893

Investments Valued at NAV(a)				3,425,095

				$969,833,988

Derivative Financial Instruments(b)
Assets
Equity Contracts	$2,575,661	$—	$—	$2,575,661

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CVR	Contingent Value Rights

S&P	Standard & Poor’s

4